Related-party transactions - Summary of transactions and balances with equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Dividends from equity accounted units	$ 800	$ 817	$ 253
Investments in equity accounted units	4,299	4,486
Loans to equity accounted units	38	39
Investment in equity accounted units [member]
Disclosure of transactions between related parties [Line Items]
Purchases from equity accounted units	(1,209)	(993)	(1,216)
Sales to equity accounted units	493	210	248
Dividends from equity accounted units	800	817	253
Net funding of equity accounted units	(9)	(3)	(12)
Investments in equity accounted units	4,299	4,486	5,019
Loans to equity accounted units	38	39	39
Loans from equity accounted units		(31)	(49)
Trade and other receivables: amounts due from equity accounted units (b)	278	299	298
Trade and other payables: amounts due to equity accounted units	$ (223)	$ (175)	$ (243)